Leases - Additional Information (Details) $ in Thousands	1 Months Ended		9 Months Ended
	Nov. 30, 2020 USD ($)	Oct. 31, 2020 USD ($)	Sep. 30, 2020 USD ($) vessel	Sep. 30, 2019 USD ($)	Nov. 13, 2020 vessel	Oct. 22, 2020 vessel	Dec. 31, 2019
Finance Leased Assets [Line Items]
Number of vessels obligated to purchase			8
Finance Lease, Weighted Average Discount Rate, Percent			7.60%				7.60%
Payments to Acquire Property, Plant, and Equipment | $			$ 8,881	$ 7,210
Lessee, Finance Leases
Obligations Related to Finance Leases

	As at	As at
	September 30, 2020	December 31, 2019
	$	$
Total obligations related to finance leases	396,072	414,788
Less: current portion	(26,794)	(25,357)
Long-term obligations related to finance leases	369,278	389,431
From 2017 to 2019, the Company completed sale-leaseback financing transactions with financial institutions relating to 16 of the Company's vessels. Under these arrangements, the Company transferred the vessels to subsidiaries of the financial institutions (collectively, the Lessors) and leased the vessels back from the Lessors on bareboat charters ranging from 9- to 12-year terms. The Company is obligated to purchase eight of the vessels upon maturity of their respective bareboat charters. The Company also has the option to purchase each of the 16 vessels at various times starting between July 2020 and November 2021 until the end of their respective lease terms. In October 2020, the Company completed the purchases of two of these vessels for a total cost of $29.6 million and in November 2020, the Company declared purchase options to acquire two more of these vessels for a total cost of $56.7 million with an expected completion date of May 2021 (see note 19).
The bareboat charters related to these vessels require that the Company maintain a minimum liquidity (cash, cash equivalents and undrawn committed revolving credit lines with at least six months to maturity) of $35.0 million and at least 5.0% of the Company's consolidated debt and obligations related to finance leases.
Four bareboat charters, entered into in July 2017, require the Company to maintain, for each vessel, a minimum hull coverage ratio of 90% of the total outstanding principal balance during the first three years of the lease period and 100% of the total outstanding principal balance thereafter. As at September 30, 2020, these ratios ranged from 119% to 141% (December 31, 2019 - ranged from 110% to 132%).
Six bareboat charters, entered into in September 2018, require the Company to maintain, for each vessel, a minimum hull coverage ratio of 75% of the total outstanding principal balance during the first year of the lease period, 78% for the second year, 80% for the following two years and 90% of the total outstanding principal balance thereafter. As at September 30, 2020, these ratios ranged from 87% to 104% (December 31, 2019 - ranged from 106% to 123%).
Four bareboat charters, entered into in November 2018, require the Company to maintain, for each vessel, a minimum hull coverage ratio of 100% of the total outstanding principal balance. As at September 30, 2020, these ratios ranged from 113% to 156% (December 31, 2019 - ranged from 140% to 173%).
Two bareboat charters, entered into in May 2019, require the Company to maintain, for each vessel, a minimum hull coverage ratio of 75% of the total outstanding principal balance during the first year of the lease period, 78% for the second year, 80% for the following two years and 90% of the total outstanding principal balance thereafter. As at September 30, 2020, these ratios were 91% (December 31, 2019 - 109%).
Such requirements are assessed annually or quarterly with reference to vessel valuations compiled by one or more agreed upon third parties. As of the date these unaudited consolidated financial statements were issued, the Company was in compliance with all covenants in respect of its obligations related to finance leases.
The weighted-average interest rate on the Company’s obligations related to finance leases as at September 30, 2020 was 7.6% (December 31, 2019 - 7.6%).
As at September 30, 2020, the Company's total remaining commitments related to the financial liabilities of these vessels were approximately $559.7 million (December 31, 2019 - $601.7 million), including imputed interest of $163.6 million (December 31, 2019 - $186.9 million), repayable from 2020 through 2030, as indicated below:

Commitments
Year	September 30, 2020
Remainder of 2020	14,235
2021	56,222
2022	56,213
2023	56,204
2024	56,348
Thereafter	320,481

Subsequent Event [Member]
Finance Leased Assets [Line Items]
Payments to Acquire Property, Plant, and Equipment | $	$ 56,700	$ 29,600
Suezmax, Aframax and LR2 Vessels [Member]
Finance Leased Assets [Line Items]
Number Of Vessels			16
Number of Vessels with Purchase Option			16
Aframax Tanker | Subsequent Event [Member]
Finance Leased Assets [Line Items]
Number Of Vessels						2
Suezmax Tankers
Finance Leased Assets [Line Items]
Number Of Vessels			3
Suezmax Tankers | Subsequent Event [Member]
Finance Leased Assets [Line Items]
Number Of Vessels					2
Minimum [Member]
Finance Leased Assets [Line Items]
Sale Leaseback Transaction, Lease Terms			9
Maximum
Finance Leased Assets [Line Items]
Sale Leaseback Transaction, Lease Terms			12
July 2017 Sale Leaseback [Member]
Finance Leased Assets [Line Items]
Debt Covenant Minimum Hull Coverage Ratio, Thereafter			100.00%
Debt Covenant Minimum Hull Coverage Ratio, Years 1, 2 and 3			90.00%
July 2017 Sale Leaseback [Member] | Minimum [Member]
Finance Leased Assets [Line Items]
Actual Hull Coverage Ratio			119.00%				110.00%
July 2017 Sale Leaseback [Member] | Maximum
Finance Leased Assets [Line Items]
Actual Hull Coverage Ratio			141.00%				132.00%
September 2018 Sale Leaseback [Member]
Finance Leased Assets [Line Items]
Debt Covenant Minimum Hull Coverage Ratio, Thereafter			90.00%
Debt Covenant Minimum Hull Coverage Ratio, Year 1			75.00%
Debt Covenant Minimum Hull Coverage Ratio, Year 2			78.00%
Maintain 80% Hull Coverage Ratio Year 3 & 4			80.00%
September 2018 Sale Leaseback [Member] | Minimum [Member]
Finance Leased Assets [Line Items]
Actual Hull Coverage Ratio			87.00%				106.00%
September 2018 Sale Leaseback [Member] | Maximum
Finance Leased Assets [Line Items]
Actual Hull Coverage Ratio			104.00%				123.00%
November 2018 Sale leaseback Transaction [Member]
Finance Leased Assets [Line Items]
Debt Covenant Minimum Hull Coverage Ratio			100.00%
November 2018 Sale leaseback Transaction [Member] | Minimum [Member] | Suezmax, Aframax and LR2 Sale Leaseback [Member]
Finance Leased Assets [Line Items]
Actual Hull Coverage Ratio			113.00%				140.00%
November 2018 Sale leaseback Transaction [Member] | Maximum | Suezmax, Aframax and LR2 Sale Leaseback [Member]
Finance Leased Assets [Line Items]
Actual Hull Coverage Ratio			156.00%				173.00%
May 2019 Sale Leaseback [Member]
Finance Leased Assets [Line Items]
Debt Covenant Minimum Hull Coverage Ratio, Thereafter			90.00%
Debt Covenant Minimum Hull Coverage Ratio, Year 1			75.00%
Actual Hull Coverage Ratio			91.00%				109.00%
Debt Covenant Minimum Hull Coverage Ratio, Year 2			78.00%
Maintain 80% Hull Coverage Ratio Year 3 & 4			80.00%
Finance Lease Obligations [Member]
Finance Leased Assets [Line Items]
Minimum liquidity covenant requirement | $			$ 35,000
Minimum liquidity as a percentage of consolidated debt covenant requirement			5.00%
Debt Covenant Minimum Free Liquidity And Undrawn Revolving Credit Line | $			$ 35,000
Finance Lease Obligations [Member] | Minimum [Member]
Finance Leased Assets [Line Items]
Long-term Debt, Term			6 months
Finance Lease Obligations [Member] | July 2017 Sale Leaseback [Member]
Finance Leased Assets [Line Items]
Number Of Vessels			4
Finance Lease Obligations [Member] | September 2018 Sale Leaseback [Member]
Finance Leased Assets [Line Items]
Number Of Vessels			6
Finance Lease Obligations [Member] | November 2018 Sale leaseback Transaction [Member]
Finance Leased Assets [Line Items]
Number Of Vessels			4
Finance Lease Obligations [Member] | May 2019 Sale Leaseback [Member]
Finance Leased Assets [Line Items]
Number Of Vessels			2